BNY Mellon International Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 2.9%
Canada — .6%
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)CAD	5.40	9/15/2028	CAD	999,990	747,153
United States — 2.3%
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)	6.00	8/17/2048		379,000	381,590
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)	4.62	11/13/2029		113,000	114,021
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)	6.02	2/20/2030		261,000	273,809
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)	5.12	8/20/2031		160,000	164,437
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048		107,892	107,231
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048		394,000	397,283
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)	6.24	1/16/2029		102,066	102,646
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)	5.36	9/22/2053		209,197	201,127
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)	5.00	9/15/2048		515,000	515,028
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)	5.90	3/25/2048		150,000	150,326
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)	5.75	12/20/2050		86,488	85,154
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049		493,350	497,460
					2,990,112
Total Asset-Backed Securities (cost $3,592,921)					3,737,265
Collateralized Loan Obligations — 1.3%
Cayman Islands — .4%
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(c)	5.01	7/15/2038		600,000	603,483
Jersey — .9%
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(c)	4.99	7/15/2038		545,000	546,658
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. AR, (3 Month TSFR +1.31%)(b),(c)	4.98	7/15/2038		575,000	578,236
					1,124,894
Total Collateralized Loan Obligations (cost $1,720,000)					1,728,377
Commercial Mortgage-Backed — .8%
United States — .8%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)	6.13	5/25/2068		245,286	245,605
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)	6.60	7/25/2068		157,129	157,951
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)	7.16	10/25/2068		307,841	312,061
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)	5.81	5/25/2068		148,563	148,806
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)	6.48	6/25/2068		153,984	154,610
Total Commercial Mortgage-Backed (cost $1,012,381)					1,019,033
Corporate Bonds and Notes — 11.4%
Austria — .3%
Volksbank Wien AG, Sub. Notes	5.50	12/4/2035	EUR	300,000	373,139
Belgium — .8%
Anheuser-Busch InBev SA, Gtd. Notes	2.00	3/17/2028	EUR	910,000	1,068,420
Bermuda — .3%
RLGH Finance Bermuda Ltd., Gtd. Notes	8.25	7/17/2031		295,000	333,474
France — .7%
Arkema SA, Sr. Unscd. Notes	3.50	9/9/2033	EUR	200,000	235,750

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 11.4% (continued)
France — .7% (continued)
Suez SACA, Sr. Unscd. Notes	5.00	11/3/2032	EUR	400,000	513,395
Verallia SA, Sr. Unscd. Bonds	4.38	11/14/2033	EUR	100,000	118,936
					868,081
Germany — 1.9%
Deutsche Bahn AG, Sr. Unscd. Notes	0.63	4/15/2036	EUR	100,000	90,381
Deutsche Bahn AG, Sr. Unscd. Notes	0.63	12/8/2050	EUR	60,000	33,192
Deutsche Bahn AG, Sr. Unscd. Notes	1.13	5/29/2051	EUR	40,000	25,495
Deutsche Bahn AG, Sr. Unscd. Notes	1.38	3/3/2034	EUR	60,000	62,354
Deutsche Boerse AG, Sr. Unscd. Bonds	3.88	9/28/2026	EUR	900,000	1,076,679
Hamburg Commercial Bank AG, Sr. Notes	4.50	7/24/2028	EUR	500,000	614,845
Volkswagen Financial Services AG, Sr. Unscd. Notes	3.25	5/19/2027	EUR	400,000	478,567
					2,381,513
Japan — .9%
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.06	1/14/2037		572,000	571,428
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.69	10/6/2036	EUR	540,000	638,311
					1,209,739
Jersey — .4%
Aptiv Swiss Holdings Ltd., Gtd. Notes	3.10	12/1/2051		140,000	90,509
Heathrow Funding Ltd., Sr. Scd. Notes	3.88	1/16/2036	EUR	330,000	389,503
					480,012
Luxembourg — .2%
P3 Group Sarl, Sr. Unscd. Notes	3.75	4/2/2033	EUR	200,000	235,927
Netherlands — 1.6%
Mercedes-Benz International Finance BV, Gtd. Notes	3.25	9/15/2027	EUR	670,000	804,779
Sartorius Finance BV, Gtd. Notes	4.50	9/14/2032	EUR	400,000	498,757
Sartorius Finance BV, Gtd. Notes	4.88	9/14/2035	EUR	100,000	126,704
Toyota Motor Finance Netherlands BV, Sr. Unscd. Notes	3.13	4/21/2028	EUR	550,000	659,885
					2,090,125
Spain — .2%
Cellnex Finance Co. SA, Gtd. Notes	2.00	2/15/2033	EUR	100,000	106,986
Cellnex Finance Co. SA, Gtd. Notes	3.50	5/22/2032	EUR	100,000	118,707
					225,693
United Kingdom — .8%
Northumbrian Water Finance PLC, Gtd. Notes	5.50	10/2/2037	GBP	120,000	157,046
Northumbrian Water Finance PLC, Gtd. Notes	6.38	10/28/2034	GBP	399,000	574,287
Severn Trent Utilities Finance PLC, Gtd. Notes	5.25	4/4/2036	GBP	108,000	144,530
Yorkshire Water Finance PLC, Sr. Scd. Bonds	6.60	4/17/2031	GBP	100,000	145,071
					1,020,934
United States — 3.3%
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031		134,000	133,325
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031		155,000	151,491
Blackstone Private Credit Fund, Sr. Unscd. Notes	6.25	1/25/2031		70,000	71,325
Citigroup, Inc., Sr. Unscd. Bonds	3.49	10/22/2034	EUR	700,000	820,905
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055		190,000	190,451
FMC Corp., Sr. Unscd. Notes(d)	5.65	5/18/2033		140,000	123,959
Global Payments, Inc., Sr. Unscd. Notes	5.55	11/15/2035		330,000	327,356
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046		100,000	82,130
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042		158,000	144,198
Morgan Stanley, Sr. Unscd. Notes	3.98	1/23/2037	EUR	433,000	516,674
Morgan Stanley, Sr. Unscd. Notes, Ser. I	4.89	10/22/2036		389,000	383,100

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 11.4% (continued)
United States — 3.3% (continued)
Oracle Corp., Sr. Unscd. Notes	4.80	9/26/2032		40,000	38,740
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031		695,000	624,473
The AES Corp., Sr. Unscd. Notes	5.80	3/15/2032		150,000	155,134
The Dow Chemical Company, Sr. Unscd. Notes(d)	5.95	3/15/2055		290,000	265,847
Western Alliance Bank, Sub. Notes	6.54	11/15/2035		260,000	263,471
					4,292,579
Total Corporate Bonds and Notes (cost $14,268,555)					14,579,636
Foreign Governmental — 62.8%
Australia — 3.1%
New South Wales Treasury Corp., Govt. Gtd. Notes	1.75	3/20/2034	AUD	4,126,000	2,233,723
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	1.75	7/20/2034	AUD	575,000	306,099
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	4.50	8/22/2035	AUD	296,000	193,610
Treasury Corp. of Victoria, Govt. Gtd. Bonds	2.00	9/17/2035	AUD	206,000	107,364
Treasury Corp. of Victoria, Govt. Gtd. Notes	4.75	9/15/2036	AUD	1,686,000	1,111,352
					3,952,148
Austria — 1.2%
Austria, Sr. Unscd. Bonds(b)	2.90	2/20/2034	EUR	1,275,000	1,509,153
Belgium — .6%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	3.30	6/22/2054	EUR	775,000	775,251
Canada — 4.9%
Canada, Bonds	1.75	12/1/2053	CAD	293,000	137,679
Canada, Bonds	3.25	12/1/2034	CAD	6,050,000	4,413,014
Province of Alberta Canada, Unscd. Bonds	4.45	12/1/2054	CAD	159,000	114,305
Province of Alberta Canada, Unscd. Debs.	3.10	6/1/2050	CAD	160,000	92,023
Province of Ontario Canada, Sr. Unscd. Notes	4.60	12/2/2055	CAD	1,469,000	1,087,437
Province of Quebec Canada, Sr. Unscd. Debs.	4.40	12/1/2055	CAD	405,000	285,277
Province of Quebec Canada, Sr. Unscd. Notes	4.20	12/1/2057	CAD	244,000	166,025
					6,295,760
China — 6.5%
China, Bonds, Ser. INBK	1.61	2/15/2035	CNY	21,640,000	3,070,192
China, Bonds, Ser. INBK	1.92	1/15/2055	CNY	17,240,000	2,286,850
China, Bonds, Ser. INBK	2.60	9/1/2032	CNY	3,650,000	556,520
China, Bonds, Ser. INBK	3.00	10/15/2053	CNY	2,950,000	483,479
China, Bonds, Ser. INBK	3.73	5/25/2070	CNY	9,970,000	1,948,595
					8,345,636
Colombia — 1.6%
Colombian TES, Bonds, Ser. B	13.25	2/9/2033	COP	7,215,000,000	1,997,305
Czechia — .1%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	3.00	3/3/2033	CZK	4,180,000	189,895
Denmark — .2%
Denmark, Bonds, Ser. 31Y	4.50	11/15/2039	DKK	1,500,000	280,932
Finland — .5%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	3.00	9/15/2033	EUR	500,000	597,500
France — 2.1%
France, Bonds, Ser. OAT(b)	2.75	2/25/2029	EUR	325,000	389,419
France, Bonds, Ser. OAT(b)	3.00	5/25/2054	EUR	160,000	148,192
France, Bonds, Ser. OAT(b)	3.25	5/25/2055	EUR	950,000	919,450
France, Bonds, Ser. OAT(b)	4.00	10/25/2038	EUR	960,000	1,172,362
					2,629,423

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 62.8% (continued)
Germany — 2.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds	2.60	8/15/2035	EUR	350,000	407,816
Bundesschatzanweisungen, Bonds	2.20	3/11/2027	EUR	1,800,000	2,137,979
					2,545,795
Greece — .2%
Hellenic Republic, Sr. Unscd. Notes(b)	4.38	7/18/2038	EUR	247,000	314,511
Hungary — .1%
Hungary, Bonds, Ser. 33A	2.25	4/20/2033	HUF	44,000,000	105,116
Indonesia — .5%
Indonesia, Bonds, Ser. FR83	7.50	4/15/2040	IDR	10,580,000,000	680,688
Ireland — .5%
Ireland, Unscd. Bonds	2.60	10/18/2034	EUR	525,000	606,017
Italy — 4.5%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	4.40	5/1/2033	EUR	1,625,000	2,092,321
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 30Y(b)	2.45	9/1/2050	EUR	1,785,000	1,550,738
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	4.30	10/1/2054	EUR	1,780,000	2,110,682
					5,753,741
Japan — 7.0%
Japan (20 Year Issue), Bonds, Ser. 183	1.40	12/20/2042	JPY	192,250,000	983,068
Japan (20 Year Issue), Bonds, Ser. 184	1.10	3/20/2043	JPY	427,800,000	2,065,146
Japan (30 Year Issue), Bonds, Ser. 66	0.40	3/20/2050	JPY	165,000,000	534,791
Japan (30 Year Issue), Bonds, Ser. 69	0.70	12/20/2050	JPY	122,050,000	421,763
Japan (30 Year Issue), Bonds, Ser. 83	2.20	6/20/2054	JPY	474,450,000	2,306,462
Japan (40 Year Issue), Bonds, Ser. 15	1.00	3/20/2062	JPY	132,100,000	413,731
Japan (40 Year Issue), Bonds, Ser. 17	2.20	3/20/2064	JPY	488,200,000	2,194,682
					8,919,643
Malaysia — .9%
Malaysia, Bonds, Ser. 318	4.64	11/7/2033	MYR	4,450,000	1,214,177
Mexico — .6%
Mexican Bonos, Bonds, Ser. M(d)	7.50	5/26/2033	MXN	14,000,000	757,018
Netherlands — 1.2%
Netherlands, Bonds(b)	2.50	7/15/2034	EUR	1,350,000	1,561,428
New Zealand — .3%
New Zealand, Unscd. Bonds, Ser. 534	4.25	5/15/2034	NZD	630,000	374,563
Nigeria — .2%
Nigeria, Sr. Unscd. Notes(b)	8.63	1/13/2036		200,000	213,956
Peru — 1.0%
Peru, Sr. Unscd. Bonds(b)	7.30	8/12/2033	PEN	440,000	149,970
Peru, Sr. Unscd. Notes	6.90	8/12/2037	PEN	3,700,000	1,157,208
					1,307,178
Poland — .3%
Poland, Bonds, Ser. 1033	6.00	10/25/2033	PLN	1,375,000	416,165
Portugal — .4%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	2.88	10/20/2034	EUR	450,000	528,679
Romania — .1%
Romania, Sr. Unscd. Notes(b)	6.13	10/7/2037	EUR	116,000	143,332
Singapore — .6%
Singapore, Bonds	3.38	9/1/2033	SGD	875,000	757,173
South Korea — 4.5%
Korea, Bonds, Ser. 3212	4.25	12/10/2032	KRW	1,193,700,000	863,378

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 62.8% (continued)
South Korea — 4.5% (continued)
Korea, Bonds, Ser. 3506	2.63	6/10/2035	KRW	6,130,000,000	3,921,454
Korea, Bonds, Ser. 5209	3.13	9/10/2052	KRW	1,485,000,000	951,516
					5,736,348
Spain — 3.6%
Spain, Sr. Unscd. Bonds(b)	0.70	4/30/2032	EUR	3,875,000	4,055,020
Spain, Sr. Unscd. Bonds(b)	3.25	4/30/2034	EUR	75,000	90,133
Spain, Sr. Unscd. Notes(b)	3.45	10/31/2034	EUR	375,000	455,902
					4,601,055
Supranational — 1.4%
European Union, Sr. Unscd. Bonds, Ser. UFA	3.00	3/4/2053	EUR	548,963	544,617
European Union, Sr. Unscd. Notes, Ser. SURE	0.20	6/4/2036	EUR	1,475,000	1,300,505
					1,845,122
Sweden — .3%
Sweden, Bonds, Ser. 1066	2.25	5/11/2035	SEK	3,575,000	385,412
Switzerland — 1.4%
Swiss Confederation, Bonds	0.50	6/27/2032	CHF	1,390,000	1,840,918
Thailand — .7%
Thailand, Sr. Unscd. Bonds	2.41	3/17/2035	THB	27,600,000	912,952
United Kingdom — 9.7%
United Kingdom Gilt, Bonds	1.50	7/31/2053	GBP	5,500,000	3,413,669
United Kingdom Gilt, Bonds	4.25	7/31/2034	GBP	2,200,000	2,967,773
United Kingdom Gilt, Bonds	4.38	7/31/2054	GBP	2,350,000	2,786,480
United Kingdom Gilt, Bonds	4.50	6/7/2028	GBP	2,350,000	3,268,492
					12,436,414
Total Foreign Governmental (cost $82,159,676)					80,530,404
U.S. Government Agencies Mortgage-Backed — .7%
Federal Home Loan Mortgage Corp.:
5.50%, 7/1/2054(e)				396,414	407,301
Federal National Mortgage Association:
5.50%, 9/1/2054(e)				510,858	523,873
Total U.S. Government Agencies Mortgage-Backed (cost $910,923)					931,174
U.S. Treasury Securities — 15.1%
U.S. Treasury Bonds	4.75	5/15/2055		1,520,000	1,486,394
U.S. Treasury Inflation Indexed Bonds(f)	0.13	2/15/2052		2,410,184	1,271,771
U.S. Treasury Inflation Indexed Bonds(f)	2.38	2/15/2055		1,612,143	1,528,809
U.S. Treasury Notes	3.63	9/30/2030		1,550,000	1,539,828
U.S. Treasury Notes	3.63	12/31/2030		3,200,000	3,175,250
U.S. Treasury Notes	3.75	6/30/2030		1,494,000	1,493,796
U.S. Treasury Notes	3.88	8/31/2032		1,600,000	1,589,125
U.S. Treasury Notes(d)	4.00	11/15/2035		1,400,000	1,371,453
U.S. Treasury Notes	4.25	5/15/2035		1,625,000	1,628,809
U.S. Treasury Notes(d)	4.25	8/15/2035		3,339,400	3,342,791
U.S. Treasury Notes	4.63	2/15/2035		875,000	902,720
Total U.S. Treasury Securities (cost $19,477,566)					19,330,746

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description/Number of Contracts/Counterparty	Exercise Price	Expiration Date		Notional Amount ($)(g)	Value ($)
Options Purchased — .1%
Put Options — .1%
Swaption Receiver Markit CDX North America Investment Grade Index Series 45, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 13,050,000, Morgan Stanley & Co. LLC	0.50	3/18/2026		13,050,000	16,523
Swaption Receiver Markit iTraxx Europe Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 9,100,000, Citigroup Global Markets, Inc.	0.50	3/18/2026	EUR	9,100,000	20,179
Total Options Purchased (cost $44,181)					36,702

Description	1-Day Yield (%)	Shares
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $795,412)	3.72	795,412	795,412
Total Investments (cost $123,981,615)		95.7%	122,688,749
Cash and Receivables (Net)		4.3%	5,548,554
Net Assets		100.0%	128,237,303

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $24,427,860 or 19.1% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $4,212,434 and the value of the collateral was
$4,397,559, consisting of cash collateral of $795,412 and U.S. Government & Agency securities valued at $3,602,147.  In addition, the value of collateral may include pending sales that are also on loan.

(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(f)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g)	Notional amount stated in U.S. Dollars unless otherwise indicated.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
United States — (.9%)
Federal National Mortgage Association:
5.50%, 2/1/2056(a),(b)	(1,200,000)	(1,216,880)
Total Sale Commitments (Proceeds $1,217,760)		(1,216,880)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	100	3/31/2026	10,912,422	10,892,969	(19,453)
Australian 10-Year Bond	199	3/16/2026	15,139,955(a)	15,125,570	(14,385)
Australian 3-Year Bond	2	3/16/2026	146,151(a)	145,927	(224)
Euro-Bobl	74	3/6/2026	10,224,156(a)	10,228,551	4,395
Euro-Bund	45	3/6/2026	6,803,828(a)	6,836,684	32,856
Euro-Buxl 30 Year Bond	24	3/6/2026	3,172,421(a)	3,125,910	(46,511)
Euro-Schatz	90	3/6/2026	11,403,782(a)	11,404,786	1,004
U.S. Treasury Long-Term Bond	10	3/20/2026	1,161,959	1,151,250	(10,709)
Futures Short
2 Year U.S. Treasury Note	18	3/31/2026	3,756,791	3,752,859	3,932
Canadian 10 Year Bond	30	3/20/2026	2,693,647(a)	2,667,646	26,001
Euro-OAT	43	3/6/2026	6,169,497(a)	6,214,778	(45,281)
Japanese 10 Year Bond	5	3/13/2026	4,298,301(a)	4,252,068	46,233
Long Gilt	49	3/27/2026	6,040,707(a)	6,091,415	(50,708)
Ultra 10 Year U.S. Treasury Note	131	3/20/2026	14,989,809	14,954,469	35,340
Ultra U.S. Treasury Bond	135	3/20/2026	16,096,345	15,854,063	242,282
Gross Unrealized Appreciation					392,043
Gross Unrealized Depreciation					(187,271)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Options Written
Description/Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)(a)		Value ($)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 26,100,000, Morgan Stanley & Co. LLC	0.58	3/18/2026	26,100,000		(13,559)
Swaption Payer Markit iTraxx Europe Index Series 44, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts 18,200,000, Citigroup Global Markets, Inc.	0.58	3/18/2026	18,200,000	EUR	(17,034)
Total Options Written (premiums received $42,374)					(30,593)

EUR—Euro

(a)	Notional amount stated in U.S. Dollars unless otherwise indicated.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
Japanese Yen	85,520,000	United States Dollar	542,356	2/5/2026	10,522
Euro	357,000	United States Dollar	419,637	2/5/2026	3,651
United States Dollar	138,503	Euro	118,000	2/5/2026	(1,408)
United States Dollar	814,534	Euro	696,000	2/12/2026	(10,964)
Czech Koruna	5,135,000	United States Dollar	249,106	2/12/2026	1,005
Australian Dollar	1,217,488	United States Dollar	850,913	3/27/2026	(3,259)
Barclays Capital, Inc.
Japanese Yen	53,656,000	United States Dollar	345,789	2/5/2026	1,092
Canadian Dollar	443,000	United States Dollar	315,670	2/5/2026	9,753
British Pound	2,033,293	United States Dollar	2,783,750	2/5/2026	(1,522)
United States Dollar	376,501	Australian Dollar	577,000	2/5/2026	(25,290)
United States Dollar	127,940	South Korean Won	186,329,000	2/5/2026	(1,540)
Euro	162,249	Australian Dollar	278,000	2/5/2026	(1,208)
United States Dollar	292,646	Australian Dollar	438,000	2/5/2026	(12,353)
Euro	644,000	United States Dollar	750,724	2/5/2026	12,856
United States Dollar	2,884,849	Canadian Dollar	4,054,631	2/5/2026	(93,640)
British Pound	490,000	United States Dollar	648,869	2/5/2026	21,616
Japanese Yen	643,053,245	United States Dollar	4,178,023	2/5/2026	(20,749)
United States Dollar	365,717	British Pound	274,000	2/5/2026	(9,207)
United States Dollar	345,831	New Zealand Dollar	603,000	2/5/2026	(17,317)
Swiss Franc	284,000	United States Dollar	354,773	2/5/2026	12,838
United States Dollar	4,128,342	Swedish Krona	39,241,574	2/5/2026	(278,418)
United States Dollar	346,670	Japanese Yen	53,433,000	2/5/2026	1,231
United States Dollar	159,260	Euro	135,000	2/5/2026	(808)
United States Dollar	307,320	Euro	260,000	2/5/2026	(958)
United States Dollar	132,076	British Pound	99,000	2/5/2026	(3,389)
British Pound	99,000	United States Dollar	134,064	2/5/2026	1,401
United States Dollar	157,336	New Zealand Dollar	271,000	2/5/2026	(5,869)
United States Dollar	577,358	New Zealand Dollar	1,005,263	2/5/2026	(28,047)
Singapore Dollar	282,000	United States Dollar	222,434	2/5/2026	(661)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc. (continued)
Swedish Krona	1,517,000	Euro	139,175	2/5/2026	5,339
Euro	178,000	United States Dollar	213,591	2/12/2026	(2,472)
Norwegian Krone	2,367,000	United States Dollar	235,337	2/12/2026	10,433
United States Dollar	318,992	Malaysian Ringgit	1,296,000	2/12/2026	(9,883)
Euro	30,670,000	United States Dollar	35,879,520	2/12/2026	496,919
Swiss Franc	361,000	United States Dollar	467,174	3/27/2026	2,795
New Zealand Dollar	279,893	United States Dollar	168,024	3/27/2026	871
United States Dollar	201,287	Japanese Yen	30,976,000	3/27/2026	170
United States Dollar	4,195,837	Japanese Yen	643,053,245	3/27/2026	20,711
United States Dollar	223,215	Singapore Dollar	282,000	3/27/2026	636
United States Dollar	2,783,544	British Pound	2,033,293	3/27/2026	1,516
BNP Paribas Corp.
United States Dollar	150,919	New Zealand Dollar	262,000	2/5/2026	(6,867)
United States Dollar	173,553	Japanese Yen	27,543,000	2/5/2026	(4,510)
New Zealand Dollar	376,000	United States Dollar	217,190	2/5/2026	9,250
United States Dollar	140,037	Euro	119,000	2/5/2026	(1,059)
Swiss Franc	189,286	United States Dollar	238,604	2/5/2026	6,408
Euro	276,391	Swedish Krona	2,975,000	2/5/2026	(6,375)
United States Dollar	391,777	New Zealand Dollar	677,000	2/5/2026	(15,936)
United States Dollar	628,760	Australian Dollar	907,058	2/5/2026	(2,865)
Canadian Dollar	281,000	United States Dollar	202,636	2/5/2026	3,783
Japanese Yen	100,591,000	United States Dollar	648,211	2/5/2026	2,100
Japanese Yen	30,616,000	United States Dollar	197,688	2/5/2026	242
Mexican Peso	530,000	United States Dollar	30,664	2/5/2026	(352)
United States Dollar	845,232	New Zealand Dollar	1,477,000	2/5/2026	(44,269)
Swiss Franc	121,000	United States Dollar	151,593	2/5/2026	5,030
United States Dollar	130,000	New Zealand Dollar	224,053	2/5/2026	(4,933)
United States Dollar	148,870	Swiss Franc	118,000	2/5/2026	(3,870)
United States Dollar	594,069	British Pound	443,000	2/5/2026	(12,104)
Euro	1,732,700	United States Dollar	2,057,112	2/5/2026	(2,680)
Swiss Franc	102,000	United States Dollar	128,078	2/5/2026	3,951
Norwegian Krone	2,643,000	United States Dollar	261,096	2/5/2026	13,339
Australian Dollar	127,000	United States Dollar	84,897	2/12/2026	3,538
Australian Dollar	480,512	United States Dollar	336,415	3/27/2026	(1,867)
United States Dollar	2,061,969	Euro	1,732,700	3/27/2026	2,353
United States Dollar	292,536	Canadian Dollar	395,000	3/27/2026	1,759
United States Dollar	30,520	Mexican Peso	530,000	3/27/2026	356
Australian Dollar	907,058	United States Dollar	628,708	3/27/2026	2,816
United States Dollar	324,792	Japanese Yen	49,756,000	3/27/2026	1,743
British Pound	861,000	United States Dollar	1,176,506	3/27/2026	1,547
New Zealand Dollar	259,107	United States Dollar	155,662	3/27/2026	690
Citigroup Global Markets, Inc.
Hungarian Forint	39,642,000	United States Dollar	123,652	2/5/2026	(518)
United States Dollar	1,259,245	British Pound	956,000	2/5/2026	(48,884)
Colombian Peso	6,804,046,000	United States Dollar	1,850,132	2/5/2026	(11,804)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
New Zealand Dollar	542,000	Canadian Dollar	438,516	2/5/2026	4,282
Swiss Franc	27,714	United States Dollar	34,957	2/5/2026	916
United States Dollar	334,040	Euro	286,000	2/5/2026	(5,065)
United States Dollar	3,445,347	Euro	2,946,000	2/5/2026	(47,674)
British Pound	85,000	United States Dollar	114,152	2/5/2026	2,157
United States Dollar	2,212,136	Chinese Yuan Renminbi	15,598,000	2/5/2026	(29,580)
Danish Krone	1,863,000	United States Dollar	293,145	2/12/2026	2,774
Chilean Peso	135,187,000	United States Dollar	149,398	2/12/2026	5,287
New Zealand Dollar	1,089,000	United States Dollar	629,687	2/12/2026	26,311
Euro	244,000	United States Dollar	284,533	2/12/2026	4,865
United States Dollar	439,763	Colombian Peso	1,683,040,000	2/12/2026	(14,374)
United States Dollar	1,825,193	Colombian Peso	6,804,046,000	3/27/2026	6,089
United States Dollar	123,225	Hungarian Forint	39,642,000	3/27/2026	511
Canadian Dollar	663,000	United States Dollar	485,883	3/27/2026	2,181
United States Dollar	188,181	New Zealand Dollar	315,000	3/27/2026	(1,899)
United States Dollar	327,047	Australian Dollar	473,000	3/27/2026	(2,271)
Deutsche Bank AG
British Pound	124,247	United States Dollar	164,088	2/5/2026	5,924
United States Dollar	253,959	Norwegian Krone	2,506,000	2/5/2026	(6,251)
Japanese Yen	75,048,000	United States Dollar	475,639	2/5/2026	9,539
Euro	1,732,701	United States Dollar	2,056,857	2/5/2026	(2,423)
Swiss Franc	756,000	United States Dollar	945,442	2/5/2026	33,127
United States Dollar	315,282	New Zealand Dollar	544,000	2/5/2026	(12,334)
Australian Dollar	307,739	United States Dollar	206,150	2/5/2026	8,142
Australian Dollar	648,000	United States Dollar	421,308	2/5/2026	29,923
United States Dollar	164,624	New Zealand Dollar	286,562	2/5/2026	(7,954)
Norwegian Krone	42,292,475	United States Dollar	4,126,081	2/5/2026	265,347
United States Dollar	509,617	Norwegian Krone	5,050,000	2/5/2026	(14,749)
United States Dollar	421,710	New Zealand Dollar	740,678	2/5/2026	(24,352)
Swiss Franc	193,000	United States Dollar	245,684	2/5/2026	4,136
United States Dollar	263,941	Norwegian Krone	2,674,000	2/5/2026	(13,713)
New Zealand Dollar	541,018	United States Dollar	323,978	2/5/2026	1,843
United States Dollar	206,236	Canadian Dollar	286,000	2/5/2026	(3,856)
Canadian Dollar	350,350	United States Dollar	254,070	2/5/2026	3,294
United States Dollar	915,075	Norwegian Krone	9,240,000	2/5/2026	(44,358)
United States Dollar	146,033	Euro	124,000	2/5/2026	(992)
Canadian Dollar	1,273,098	United States Dollar	918,276	2/5/2026	16,928
United States Dollar	583,369	Norwegian Krone	5,890,000	2/5/2026	(28,218)
Japanese Yen	48,842,967	United States Dollar	315,835	2/5/2026	(70)
British Pound	43,000	United States Dollar	57,826	2/12/2026	1,012
United States Dollar	324,595	New Zealand Dollar	541,018	3/27/2026	(1,869)
United States Dollar	212,665	Norwegian Krone	2,036,000	3/27/2026	1,317
United States Dollar	2,247,347	Euro	1,888,701	3/27/2026	2,296
United States Dollar	242,226	Swiss Franc	185,000	3/27/2026	1,383
Norwegian Krone	1,816,402	United States Dollar	189,520	3/27/2026	(967)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
Brazilian Real	10,318,000	United States Dollar	1,972,811	2/3/2026	(14,355)
United States Dollar	1,851,260	Brazilian Real	10,318,000	2/3/2026	(107,196)
Brazilian Real	10,318,000	United States Dollar	1,939,474	2/3/2026	18,982
United States Dollar	1,972,811	Brazilian Real	10,318,000	2/3/2026	14,355
Canadian Dollar	509,805	United States Dollar	364,498	2/5/2026	10,000
Australian Dollar	249,000	United States Dollar	164,565	2/5/2026	8,825
Swedish Krona	32,881,574	United States Dollar	3,685,498	2/5/2026	7,045
United States Dollar	183,620	Australian Dollar	274,000	2/5/2026	(7,178)
Swiss Franc	146,000	United States Dollar	186,379	2/5/2026	2,604
United States Dollar	169,791	New Zealand Dollar	294,737	2/5/2026	(7,710)
Japanese Yen	25,537,000	United States Dollar	165,468	2/5/2026	(374)
Canadian Dollar	451,786	United States Dollar	327,443	2/5/2026	4,434
United States Dollar	168,190	Japanese Yen	26,283,000	2/5/2026	(1,727)
Euro	278,000	United States Dollar	326,182	2/5/2026	3,438
Australian Dollar	340,000	United States Dollar	227,276	2/5/2026	9,481
Euro	260,000	United States Dollar	306,904	2/5/2026	1,373
United States Dollar	326,039	British Pound	245,000	2/5/2026	(9,204)
Swiss Franc	779,948	United States Dollar	1,006,028	2/5/2026	3,538
United States Dollar	823,643	Norwegian Krone	8,386,000	2/5/2026	(47,115)
Euro	158,000	United States Dollar	183,486	2/5/2026	3,852
United States Dollar	176,050	British Pound	131,000	2/5/2026	(3,202)
Euro	401,000	United States Dollar	472,881	2/5/2026	2,578
United States Dollar	127,414	Swiss Franc	102,000	2/5/2026	(4,615)
United States Dollar	469,505	Euro	402,000	2/5/2026	(7,139)
United States Dollar	130,311	Brazilian Real	714,000	2/5/2026	(5,140)
United States Dollar	165,201	Euro	142,000	2/5/2026	(3,166)
United States Dollar	1,295,902	Euro	1,102,000	2/5/2026	(10,720)
Euro	137,752	Swedish Krona	1,479,000	2/5/2026	(2,759)
Canadian Dollar	13,902	United States Dollar	10,029	2/5/2026	183
United States Dollar	177,846	British Pound	132,000	2/5/2026	(2,775)
United States Dollar	243,003	Swedish Krona	2,237,000	2/5/2026	(8,208)
United States Dollar	2,460	New Zealand Dollar	4,322	2/5/2026	(143)
New Zealand Dollar	102,704	Australian Dollar	88,236	2/5/2026	410
Australian Dollar	72,261	United States Dollar	48,393	2/5/2026	1,925
United States Dollar	349,160	Australian Dollar	518,000	2/5/2026	(11,546)
United States Dollar	166,730	Australian Dollar	251,000	2/5/2026	(8,053)
Euro	515,664	United States Dollar	598,760	2/5/2026	12,654
United States Dollar	272,737	Euro	233,000	2/5/2026	(3,527)
Euro	228,000	United States Dollar	267,148	2/5/2026	3,187
Canadian Dollar	229,650	United States Dollar	166,632	2/5/2026	2,066
United States Dollar	92,291	New Zealand Dollar	160,438	2/5/2026	(4,330)
United States Dollar	28,536	Mexican Peso	530,000	2/5/2026	(1,776)
United States Dollar	1,445,118	Euro	1,227,000	2/5/2026	(9,715)
Australian Dollar	1,318,416	United States Dollar	850,641	2/5/2026	67,430
United States Dollar	628,773	Australian Dollar	907,058	2/5/2026	(2,852)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	116,398	Canadian Dollar	159,000	2/5/2026	(402)
Australian Dollar	226,000	United States Dollar	149,513	2/5/2026	7,861
Chinese Yuan Renminbi	19,815,000	United States Dollar	2,853,045	2/5/2026	(5,270)
New Zealand Dollar	541,017	United States Dollar	324,032	2/5/2026	1,787
Euro	374,000	United States Dollar	441,103	2/5/2026	2,343
United States Dollar	115,769	Singapore Dollar	150,000	2/5/2026	(2,196)
United States Dollar	276,604	Canadian Dollar	384,000	2/5/2026	(5,478)
United States Dollar	147,291	Japanese Yen	22,929,000	2/5/2026	(943)
United States Dollar	492,617	Japanese Yen	76,809,000	2/5/2026	(3,946)
British Pound	436,190	United States Dollar	576,856	2/5/2026	19,998
Swedish Krona	1,459,000	Euro	136,505	2/5/2026	1,991
United States Dollar	240,763	New Zealand Dollar	416,000	2/5/2026	(9,767)
United States Dollar	338,688	British Pound	250,000	2/5/2026	(3,396)
United States Dollar	306,308	Australian Dollar	462,000	2/5/2026	(15,403)
Australian Dollar	534,000	United States Dollar	360,640	2/5/2026	11,208
Australian Dollar	244,000	United States Dollar	158,582	2/5/2026	11,326
United States Dollar	336,235	New Zealand Dollar	575,000	2/5/2026	(10,051)
United States Dollar	175,019	Euro	149,000	2/5/2026	(1,647)
New Zealand Dollar	230,000	United States Dollar	132,117	2/5/2026	6,397
Canadian Dollar	1,512,777	United States Dollar	1,105,293	2/5/2026	5,977
United States Dollar	101,125	Indonesian Rupiah	1,715,846,000	2/5/2026	(1,094)
Norwegian Krone	4,675,000	United States Dollar	466,790	2/5/2026	18,637
United States Dollar	587,103	Chinese Yuan Renminbi	4,098,000	2/5/2026	(1,853)
Norwegian Krone	2,610,000	United States Dollar	257,799	2/5/2026	13,209
Euro	154,000	United States Dollar	180,484	2/5/2026	2,111
United States Dollar	106,610	Japanese Yen	16,565,000	2/5/2026	(481)
Euro	243,000	United States Dollar	285,528	2/5/2026	2,593
Euro	112,841	Australian Dollar	199,000	2/5/2026	(4,779)
United States Dollar	261,718	Norwegian Krone	2,644,000	2/5/2026	(12,821)
United States Dollar	119,446	Hungarian Forint	39,642,000	2/5/2026	(3,688)
Indonesian Rupiah	3,797,753,000	United States Dollar	226,488	2/5/2026	(244)
United States Dollar	131,429	Euro	112,000	2/5/2026	(1,367)
United States Dollar	497,360	Japanese Yen	76,715,000	2/5/2026	1,405
Euro	233,000	United States Dollar	274,623	2/5/2026	1,641
United States Dollar	467,361	Norwegian Krone	4,712,000	2/5/2026	(21,908)
Canadian Dollar	609,000	United States Dollar	437,792	2/5/2026	9,573
Swiss Franc	151,144	United States Dollar	191,372	2/5/2026	4,270
Norwegian Krone	2,598,000	United States Dollar	257,741	2/5/2026	12,022
Australian Dollar	472,763	New Zealand Dollar	545,000	2/5/2026	987
Swedish Krona	1,524,000	Euro	139,982	2/5/2026	5,168
Euro	228,000	United States Dollar	267,816	2/5/2026	2,520
South Korean Won	279,857,000	United States Dollar	193,793	2/5/2026	679
British Pound	733,000	United States Dollar	968,471	2/5/2026	34,519
Swiss Franc	161,000	United States Dollar	201,481	2/5/2026	6,917
United States Dollar	316,705	Euro	273,000	2/5/2026	(6,986)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Swedish Krona	7,134,000	United States Dollar	754,322	2/5/2026	46,814
United States Dollar	243,822	Swiss Franc	193,000	2/5/2026	(5,998)
Malaysian Ringgit	823,000	United States Dollar	205,876	2/12/2026	2,970
Peruvian Sol	276,000	United States Dollar	81,948	2/12/2026	(60)
United States Dollar	520,242	Euro	444,000	2/12/2026	(6,368)
United States Dollar	58,502	South African Rand	968,000	2/12/2026	(1,365)
United States Dollar	237,100	Thai Baht	7,418,736	2/12/2026	1,120
Chinese Yuan Renminbi	3,075,000	United States Dollar	442,803	2/12/2026	(710)
Israeli Shekel	1,171,000	United States Dollar	368,739	2/12/2026	9,076
Hong Kong Dollar	245,000	United States Dollar	31,477	2/12/2026	(99)
Romanian New Leu	1,305,000	United States Dollar	299,101	2/12/2026	4,352
Brazilian Real	10,631,000	United States Dollar	2,024,960	3/3/2026	(19,261)
United States Dollar	1,927,481	Brazilian Real	10,318,000	3/3/2026	(19,166)
United States Dollar	2,861,009	Chinese Yuan Renminbi	19,815,000	3/27/2026	4,603
United States Dollar	1,107,682	Canadian Dollar	1,512,777	3/27/2026	(5,940)
United States Dollar	3,694,978	Swedish Krona	32,881,574	3/27/2026	(7,582)
United States Dollar	129,049	Japanese Yen	19,762,000	3/27/2026	741
United States Dollar	324,647	New Zealand Dollar	541,017	3/27/2026	(1,817)
Norwegian Krone	1,272,000	United States Dollar	130,173	3/27/2026	1,868
United States Dollar	226,173	Indonesian Rupiah	3,797,753,000	3/27/2026	123
United States Dollar	729,637	Australian Dollar	1,035,000	3/27/2026	9,036
Euro	268,000	United States Dollar	320,750	3/27/2026	(2,185)
United States Dollar	129,345	Norwegian Krone	1,264,000	3/27/2026	(1,866)
Norwegian Krone	217,598	United States Dollar	22,700	3/27/2026	(112)
United States Dollar	116,253	Chinese Yuan Renminbi	805,000	3/27/2026	209
United States Dollar	128,971	Japanese Yen	19,762,000	3/27/2026	663
Australian Dollar	907,058	United States Dollar	628,732	3/27/2026	2,791
British Pound	500,000	United States Dollar	683,894	3/27/2026	226
Euro	271,000	United States Dollar	323,880	3/27/2026	(1,749)
United States Dollar	194,155	South Korean Won	279,857,000	3/27/2026	(676)
United States Dollar	785,982	Euro	655,000	3/27/2026	7,401
United States Dollar	347,661	Norwegian Krone	3,343,000	3/27/2026	639
Euro	297,000	United States Dollar	355,311	3/27/2026	(2,274)
United States Dollar	1,011,416	Swiss Franc	779,948	3/27/2026	(3,962)
HSBC Securities (USA), Inc.
Australian Dollar	316,000	United States Dollar	211,584	2/5/2026	8,461
United States Dollar	63,754	South Korean Won	93,528,000	2/5/2026	(1,238)
Canadian Dollar	150,000	United States Dollar	109,373	2/5/2026	816
Swiss Franc	1,496,000	United States Dollar	1,870,882	2/5/2026	65,545
Chinese Yuan Renminbi	1,945,000	United States Dollar	277,333	2/5/2026	2,198
United States Dollar	314,152	New Zealand Dollar	548,000	2/5/2026	(15,873)
New Zealand Dollar	3,112,000	United States Dollar	1,749,728	2/5/2026	124,429
Euro	1,732,701	United States Dollar	2,056,698	2/5/2026	(2,265)
United States Dollar	3,055,290	Canadian Dollar	4,294,630	2/5/2026	(99,500)
United States Dollar	1,764,237	Colombian Peso	6,804,046,000	2/5/2026	(74,091)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
Euro	136,000	United States Dollar	158,304	2/5/2026	2,949
Canadian Dollar	382,000	United States Dollar	276,269	2/5/2026	4,344
United States Dollar	2,542,588	Euro	2,190,000	2/5/2026	(54,057)
Euro	417,000	United States Dollar	491,595	2/5/2026	2,834
United States Dollar	5,316,045	Japanese Yen	825,128,245	2/5/2026	(18,326)
United States Dollar	133,620	Chinese Yuan Renminbi	934,000	2/5/2026	(613)
Canadian Dollar	902,214	United States Dollar	654,041	2/5/2026	8,716
New Zealand Dollar	458,296	Australian Dollar	393,827	2/5/2026	1,763
Japanese Yen	29,132,000	United States Dollar	186,316	2/5/2026	2,020
United States Dollar	124,647	Indonesian Rupiah	2,081,907,000	2/5/2026	622
Euro	192,000	United States Dollar	225,336	2/5/2026	2,315
British Pound	102,000	United States Dollar	135,926	2/5/2026	3,645
United States Dollar	1,220,000	Chinese Yuan Renminbi	8,540,000	2/12/2026	(9,926)
Indonesian Rupiah	8,025,015,000	United States Dollar	479,130	2/12/2026	(1,101)
United States Dollar	208,031	Euro	174,000	2/12/2026	1,656
United States Dollar	3,260,385	South Korean Won	4,714,158,426	2/12/2026	(16,325)
United States Dollar	70,146	Singapore Dollar	90,000	2/12/2026	(666)
Hungarian Forint	64,310,000	United States Dollar	196,118	2/12/2026	3,538
United States Dollar	73,309	Euro	63,000	2/12/2026	(1,413)
Chinese Yuan Renminbi	130,588,000	United States Dollar	18,753,954	2/12/2026	20,697
Thai Baht	6,836,000	United States Dollar	220,314	2/12/2026	(2,870)
Euro	368,000	United States Dollar	432,128	2/12/2026	4,342
Swedish Krona	10,860,000	United States Dollar	1,181,013	2/12/2026	38,962
United States Dollar	1,183,420	Peruvian Sol	3,977,000	3/12/2026	4,134
United States Dollar	2,061,553	Euro	1,732,701	3/27/2026	1,935
J.P. Morgan Securities LLC
United States Dollar	663,057	Euro	567,000	2/5/2026	(9,225)
United States Dollar	265,010	Euro	225,000	2/5/2026	(1,768)
Australian Dollar	206,000	United States Dollar	137,948	2/5/2026	5,498
British Pound	2,033,292	United States Dollar	2,782,851	2/5/2026	(624)
United States Dollar	205,298	Japanese Yen	32,367,000	2/5/2026	(3,952)
Brazilian Real	714,000	United States Dollar	135,131	2/5/2026	320
United States Dollar	1,294,807	Norwegian Krone	12,626,475	2/5/2026	(16,260)
United States Dollar	321,739	Chinese Yuan Renminbi	2,238,000	2/5/2026	98
United States Dollar	392,865	Australian Dollar	586,000	2/5/2026	(15,192)
United States Dollar	102,894	Singapore Dollar	132,000	2/5/2026	(915)
Australian Dollar	297,000	United States Dollar	198,303	2/5/2026	8,511
United States Dollar	110,496	British Pound	82,000	2/5/2026	(1,708)
Japanese Yen	53,776,000	United States Dollar	345,070	2/5/2026	2,587
Japanese Yen	57,430,000	United States Dollar	366,192	2/5/2026	5,087
Swedish Krona	1,417,000	United States Dollar	154,807	2/5/2026	4,319
United States Dollar	209,355	Euro	180,000	2/12/2026	(4,136)
Canadian Dollar	753,000	United States Dollar	550,993	3/27/2026	3,323
United States Dollar	133,510	Brazilian Real	714,000	3/27/2026	(339)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC (continued)
Norwegian Krone	12,626,475	United States Dollar	1,294,490	3/27/2026	16,212
United States Dollar	2,782,634	British Pound	2,033,292	3/27/2026	606
Morgan Stanley & Co. LLC
United States Dollar	116,764	Japanese Yen	18,255,000	2/5/2026	(1,252)
Canadian Dollar	664,195	United States Dollar	474,736	2/5/2026	13,175
Japanese Yen	2,591,033	United States Dollar	16,763	2/5/2026	(12)
Australian Dollar	847,000	United States Dollar	567,572	2/5/2026	22,231
United States Dollar	109,784	British Pound	82,000	2/5/2026	(2,420)
Euro	251,000	United States Dollar	295,751	2/5/2026	1,856
United States Dollar	105,805	New Zealand Dollar	184,000	2/5/2026	(5,007)
New Zealand Dollar	3,111,000	United States Dollar	1,749,185	2/5/2026	124,370
United States Dollar	319,917	Euro	272,000	2/5/2026	(2,589)
Euro	515,663	United States Dollar	598,799	2/5/2026	12,614
British Pound	69,563	United States Dollar	92,163	2/5/2026	3,022
Canadian Dollar	1,844,000	United States Dollar	1,318,990	2/5/2026	35,593
Chinese Yuan Renminbi	1,108,000	United States Dollar	158,026	2/5/2026	1,214
United States Dollar	108,061	Norwegian Krone	1,090,000	2/5/2026	(5,119)
United States Dollar	422,463	New Zealand Dollar	737,000	2/5/2026	(21,384)
United States Dollar	120,380	Euro	103,000	2/5/2026	(1,745)
Polish Zloty	1,018,000	United States Dollar	283,514	2/12/2026	2,993
United States Dollar	1,309,089	British Pound	973,000	2/12/2026	(22,294)
Mexican Peso	3,612,000	United States Dollar	200,799	2/12/2026	5,649
United States Dollar	101,346	Swiss Franc	80,000	2/12/2026	(2,281)
RBC Capital Markets, LLC
Euro	175,000	United States Dollar	203,375	2/5/2026	4,120
United States Dollar	6,115,520	Swiss Franc	4,905,895	2/5/2026	(234,683)
United States Dollar	4,627,724	British Pound	3,511,585	2/5/2026	(177,304)
United States Dollar	977,346	Euro	839,000	2/12/2026	(17,758)
Canadian Dollar	497,000	United States Dollar	361,596	2/12/2026	3,599
Canadian Dollar	74,000	United States Dollar	53,551	2/12/2026	825
Japanese Yen	2,228,398,000	United States Dollar	14,266,175	2/12/2026	148,495
Canadian Dollar	395,000	United States Dollar	291,679	3/27/2026	(902)
Euro	2,378,000	United States Dollar	2,826,507	3/27/2026	161
UBS Securities LLC
Swiss Franc	131,856	United States Dollar	166,039	2/5/2026	4,636
New Zealand Dollar	541,018	United States Dollar	324,030	2/5/2026	1,790
United States Dollar	152,330	Euro	131,000	2/5/2026	(2,994)
United States Dollar	280,553	Euro	238,000	2/5/2026	(1,639)
United States Dollar	192,910	Japanese Yen	29,766,000	2/5/2026	476
United States Dollar	133,241	Australian Dollar	199,000	2/5/2026	(5,332)
Euro	122,000	United States Dollar	142,576	2/5/2026	2,077
Swiss Franc	779,947	United States Dollar	1,006,059	2/5/2026	3,507
Japanese Yen	6,992,000	United States Dollar	44,361	2/12/2026	867
United States Dollar	600,773	Swiss Franc	458,000	3/27/2026	4,524

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities LLC (continued)
United States Dollar	1,011,446	Swiss Franc	779,947	3/27/2026	(3,932)
United States Dollar	324,649	New Zealand Dollar	541,018	3/27/2026	(1,815)
Gross Unrealized Appreciation					2,320,251
Gross Unrealized Depreciation					(2,303,104)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 44, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	260,777	(29,609)	(25,577)	(4,032)
Markit iTraxx Europe Senior Financial Index Series 44, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	18,669,263	(419,087)	(396,417)	(22,670)
Sold Contracts:(c)
Markit CDX North America Investment Grade Index Series 45, Received 3 Month Fixed Rate of 1.00%	12/20/2030	13,480,000	319,231	306,109	13,122
Markit iTraxx Europe Index Series 44, Received 3 Month Fixed Rate of 1.00%	12/20/2030	25,716,168	605,721	582,758	22,963
Gross Unrealized Appreciation					36,085
Gross Unrealized Depreciation					(26,702)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Bank of America Corp.
Yum! Brands, Inc., 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	420,000	(7,806)	(1,163)	(6,643)
Yum! Brands, Inc., 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	280,000	(5,204)	(961)	(4,243)
BNP Paribas Corp.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	758,624	(10,794)	12,177	(22,971)
UniCredit SpA, 2.73%, 1/15/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	734,917	(8,463)	13,152	(21,615)

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts: (continued)(b)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	379,312	(4,142)	5,778	(9,920)
Goldman Sachs & Co. LLC
TransDigm, Inc., 5.50%, 11/15/2027, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	290,000	(46,012)	(35,913)	(10,099)
Sold Contracts:(c)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	177,803	533	(2,058)	2,591
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	71,121	213	(1,080)	1,293
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	82,975	249	(1,217)	1,466
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	94,828	284	(1,042)	1,326
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	6/20/2029	343,752	2,252	(6,377)	8,629
Virgin Media Finance PLC, 3.75%, 7/15/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	331,898	19,264	8,891	10,373
Gross Unrealized Appreciation					25,678
Gross Unrealized Depreciation					(75,491)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	1,896,560	(30,446)	—	(30,446)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	1,896,560	(31,033)	—	(31,033)
SEK - 3 Month STIBOR at 1.93%	SEK - 12 Month Fixed at 2.72%	11/6/2035	1,964,637	21,402	—	21,402
SEK - 3 Month STIBOR at 1.93%	SEK - 12 Month Fixed at 2.75%	11/6/2035	1,964,637	1,299	—	1,299
EUR - 12 Month Fixed at 2.76%	EUR - 6 Month EURIBOR at 2.12%	11/25/2035	7,574,387	(48,669)	14,218	(62,887)
EUR - CPTFEMU at Maturity	EUR Maturity Fixed at 2.80%	7/28/2053	1,446,127	(207,834)	(215,136)	7,302

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	490,000	(3,561)	(3,028)	(533)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	2,825,874	406,128	446,566	(40,438)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	1,277,000	4,488	(32,070)	36,558
EUR - 6 Month EURIBOR at 2.12%	EUR - 12 Month Fixed at 3.08%	11/25/2055	3,366,394	51,628	(9,545)	61,173
Gross Unrealized Appreciation						127,734
Gross Unrealized Depreciation						(165,337)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.04%	BNP Paribas Corp.	3/20/2026	598,072	4,023
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.04%	Goldman Sachs & Co. LLC	3/20/2026	661,584	8,130
USD - 3 Month SOFRRATE at 3.69%	USD - IBOXIG at Maturity	BNP Paribas Corp.	3/20/2026	1,821,072	(13,507)
USD - 3 Month SOFRRATE at 3.69%	USD - IBOXIG at Maturity	Goldman Sachs & Co. LLC	3/20/2026	2,310,964	(1,298)
USD - 3 Month SOFRRATE at 3.69%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	3/20/2026	6,369,821	(43,343)
Gross Unrealized Appreciation					12,153
Gross Unrealized Depreciation					(58,148)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
IBOXXMJA—Markit iBoxx € Liquid High Yield Index
SOFRRATE—Secured Overnight Financing Rate
USD—United States Dollar
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Bond Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	3,737,265	—	3,737,265
Collateralized Loan Obligations	—	1,728,377	—	1,728,377
Commercial Mortgage-Backed	—	1,019,033	—	1,019,033
Corporate Bonds and Notes	—	14,579,636	—	14,579,636
Foreign Governmental	—	80,530,404	—	80,530,404
U.S. Government Agencies Mortgage-Backed	—	931,174	—	931,174
U.S. Treasury Securities	—	19,330,746	—	19,330,746
Investment Companies	795,412	—	—	795,412
	795,412	121,856,635	—	122,652,047
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	2,320,251	—	2,320,251
Futures††	392,043	—	—	392,043
Options Purchased	—	36,702	—	36,702
Swap Agreements††	—	201,650	—	201,650
	392,043	2,558,603	—	2,950,646
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(1,216,880)	—	(1,216,880)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(2,303,104)	—	(2,303,104)
Futures††	(187,271)	—	—	(187,271)
Options Written	—	(30,593)	—	(30,593)
Swap Agreements††	—	(325,678)	—	(325,678)
	(187,271)	(3,876,255)	—	(4,063,526)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Generally, over-the-counter (“OTC”) option contracts are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies and credit, or as a substitute for an investment. The fund is subject to market riskcurrency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the underlying price of the instrument above the strike price, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at January 31, 2026 are set forth in the Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at January 31, 2026 which are set forth in the Schedule of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at January 31, 2026 are set forth in the Schedule of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at January 31, 2026 are set forth in the Schedule of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
At January 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $1,182,314, consisting of $7,564,386 gross unrealized appreciation and $8,746,700 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.